Financial commitments - Additional Information (Detail) - GBP (£) £ in Millions	Sep. 30, 2018	Mar. 31, 2018	Sep. 30, 2017
Financial Commitments [Abstract]
Capital commitments	£ 1,293	£ 993	£ 875
Programme rights commitments	£ 2,866	£ 2,823	£ 1,955